Note 19 - Adoption of U.S. GAAP - Accounting Standards Update and Change in Accounting Principle (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2019
Revenue		$ 1,196	$ 2,158	$ 4,380	$ 4,546	$ 6,012		$ 4,247		$ 0
Cost of sales		1,046	969	3,159	2,298	3,284		1,876		0
General administrative expenses		5,865	6,308	15,732	30,917	37,191		36,640	[1],[2]	8,003	[1],[2]
Research and development		2,169	3,941	7,996	9,657	13,055		9,636	[3]	5,924	[3]
Depreciation expense		5,420	4,031	14,030	10,516	14,326		10,728	[3]	3,031	[3]
Other operating expenses, net		4,852	6,992	17,930	20,728	29,023		14,002		5,449
Total costs and expenses		19,352	22,241	58,847	74,116	96,879		72,882		22,407
Operating loss		(18,156)	(20,083)	(54,467)	(69,570)	(90,867)		(68,635)		(22,407)
Finance costs, net		389	381	1,471	(1,225)	(652)		(9,738)	[2],[4]	35	[2],[4]
Change in fair value of financial instruments		1,940	6,270	7,520	50,866	58,311		17,983	[4]	9,637	[4]
Gain (loss) on extinguishment of debt						0		(37,216)	[4]	(9,240)	[4]
Other income (expense), net		2,277	1,592	4,199	2,111	1,140		1,069	[2]	594	[2]
Total other income (expense), net		4,606	8,243	13,190	51,752	58,799		(27,902)		1,026
Loss before income tax		(13,550)	(11,840)	(41,277)	(17,818)	(32,068)		(96,537)		(21,381)
Income tax		4,069	2,983	6,193	5,126	4,573		(232)		148
Net loss available to common stockholders		(17,619)	(14,823)	(47,470)	(22,944)	(36,641)		(96,305)		(21,529)
Foreign currency translation loss, net of tax		(294)	(373)	(218)	(695)	(226)		(86)		0
Comprehensive loss		$ (17,913)	$ (15,196)	$ (47,688)	$ (23,639)	$ (36,867)		$ (96,391)		$ (21,529)
Basic loss for the period attributable to common stockholders (in dollars per share)		$ (0.2)	$ (0.17)	$ (0.53)	$ (0.28)	$ (0.44)		$ (5.78)	[5]	$ (1.34)	[5]
Basic weighted-average common shares outstanding (in shares)		89,739,310	89,002,430	89,476,065	81,221,550	83,188,276	[6]	16,655,634	[5],[6]	16,029,826	[5],[6]
Diluted loss for the period attributable to common stockholders (in dollars per share)		$ (0.2)	$ (0.37)	$ (0.53)	$ (0.5)	$ (0.66)		$ (5.78)	[5]	$ (1.34)	[5]
Diluted weighted-average common shares outstanding (in shares)		89,739,310	90,413,087	89,476,065	82,632,207	83,798,149		16,655,634	[5]	16,029,826	[5]
Cash and cash equivalents		$ 30,971		$ 30,971		$ 76,528		$ 8,533
Accounts receivable, net of allowance of $3,317 and $3,237, respectively		1,718		1,718		1,388		1,196
Prepaid expenses and other current assets		3,245		3,245		3,198		2,695
Total current assets		35,934		35,934		81,240		12,424
Property and equipment, net		42,728		42,728		47,981		32,530
Operating lease right-of-use assets		9,331		9,331		8,171		2,955		$ 1,403
Deferred income tax assets						0		1,640
Other non-current assets		5,349		5,349		6,463		369
Total assets		93,342		93,342		143,855		49,918
Accounts payable						9,850		6,650
Debt						0		108,473
Warrant liabilities		1,945		1,945		8,335		143,237
Operating lease liabilities		2,034		2,034		2,176		985
Contract liabilities		3,286		3,286		1,941		935
Accrued expenses and other liabilities		7,481		7,481		6,417		23,435
Total current liabilities		21,461		21,461		30,072		283,715
Operating lease liabilities		7,641		7,641		6,063		2,083
Contract liabilities		1,000		1,000		1,000		1,000
Other non-current liabilities		499		499		522		2,552
Total liabilities		30,601		30,601		37,657		289,350
Redeemable preferred stock						0		21,306
Treasury stock, at cost: 516,123 shares at September 30, 2023, and 516,123 shares at December 31, 2022		(8,603)		(8,603)		(8,603)		(170,949)
Additional paid-in capital		342,159		342,159		337,928		96,471
Accumulated other comprehensive loss		(530)		(530)		(312)		(86)
Accumulated deficit		(270,285)		(270,285)		(222,815)		(186,174)
Total stockholders’ equity (deficit)		62,741	$ 118,129	62,741	$ 118,129	106,198		(260,738)		(25,828)		$ 79,245	$ 132,000	$ (5,449)
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)		93,342		93,342		143,855		49,918
Research and development		2,169	3,941	7,996	9,657	13,055		9,636	[3]	5,924	[3]
Other operating expenses		4,852	6,992	17,930	20,728	29,023		14,002		5,449
Increase (decrease) to loss before income tax		(13,550)	(11,840)	(41,277)	(17,818)	(32,068)		(96,537)		(21,381)
Research and development		2,169	3,941	7,996	9,657	13,055		9,636	[3]	5,924	[3]
Depreciation expense		5,420	4,031	14,030	10,516	14,326		10,728	[3]	3,031	[3]
Other operating expenses		4,852	6,992	17,930	20,728	29,023		14,002		5,449
Loss before income tax		(13,550)	(11,840)	(41,277)	(17,818)	(32,068)		(96,537)		(21,381)
General and administrative expenses		5,865	6,308	15,732	30,917	37,191		36,640	[1],[2]	8,003	[1],[2]
Finance costs, net		389	381	1,471	(1,225)	(652)		(9,738)	[2],[4]	35	[2],[4]
Other income, net		2,277	1,592	4,199	2,111	1,140		1,069	[2]	594	[2]
Operating lease liabilities						8,239		3,068		1,415
Total non-current		7,641		7,641		6,063		2,083
Change in fair value of financial instruments		1,940	6,270	7,520	50,866	58,311		17,983	[4]	9,637	[4]
Loss on extinguishment of debt						0		(37,216)	[4]	(9,240)	[4]
Net loss		$ (17,619)	$ (14,823)	$ (47,470)	$ (22,944)	$ (36,641)		$ (96,305)		$ (21,529)
Basic weighted-average common shares outstanding (in shares)		89,739,310	89,002,430	89,476,065	81,221,550	83,188,276	[6]	16,655,634	[5],[6]	16,029,826	[5],[6]
Basic loss per share for the period attributable to common stockholders (in dollars per share)		$ (0.2)	$ (0.17)	$ (0.53)	$ (0.28)	$ (0.44)		$ (5.78)	[5]	$ (1.34)	[5]
Dilutive numerator		$ (17,619)	$ (33,458)	$ (47,470)	$ (41,579)	$ (55,276)		$ (96,305)		$ (21,529)
Diluted loss per share for the period attributable to common stockholders (in dollars per share)		$ (0.2)	$ (0.37)	$ (0.53)	$ (0.5)	$ (0.66)		$ (5.78)	[5]	$ (1.34)	[5]
Previously Reported [Member]
Revenue								$ 4,247		$ 0
Cost of sales								1,876		0
General administrative expenses	[1],[2]							36,649		8,127
Research and development	[3]							9,640		5,878
Depreciation expense	[3]							10,825		3,182
Other operating expenses, net								14,002		5,476
Total costs and expenses								72,992		22,663
Operating loss								(68,745)		(22,663)
Finance costs, net	[2],[4]							(11,769)		(22)
Change in fair value of financial instruments	[4]							(42,102)		(84,224)
Gain (loss) on extinguishment of debt	[4]							3,576		(7,466)
Other income (expense), net	[2]							1,067		597
Total other income (expense), net								(49,228)		(91,115)
Loss before income tax								(117,973)		(113,778)
Income tax								(232)		148
Net loss available to common stockholders								(117,741)		(113,926)
Foreign currency translation loss, net of tax								(86)		0
Comprehensive loss								$ (117,827)		$ (113,926)
Basic loss for the period attributable to common stockholders (in dollars per share)	[5]							$ (7.07)		$ (7.11)
Basic weighted-average common shares outstanding (in shares)	[5]							16,655,634		16,029,826
Diluted loss for the period attributable to common stockholders (in dollars per share)	[5]							$ (7.07)		$ (7.11)
Diluted weighted-average common shares outstanding (in shares)	[5]							16,655,634		16,029,826
Cash and cash equivalents								$ 8,533
Accounts receivable, net of allowance of $3,317 and $3,237, respectively								1,196
Prepaid expenses and other current assets								2,695
Total current assets								12,424
Property and equipment, net								33,586
Operating lease right-of-use assets								2,663
Deferred income tax assets								1,640
Other non-current assets								369
Total assets								50,682
Accounts payable								6,650
Debt								246,189
Warrant liabilities								0
Operating lease liabilities								891
Contract liabilities								935
Accrued expenses and other liabilities								23,435
Total current liabilities								278,100
Operating lease liabilities								1,908
Contract liabilities								1,000
Other non-current liabilities								2,552
Total liabilities								283,560
Redeemable preferred stock								0
Treasury stock, at cost: 516,123 shares at September 30, 2023, and 516,123 shares at December 31, 2022								(170,949)
Additional paid-in capital								235,909
Accumulated other comprehensive loss								(86)
Accumulated deficit								(297,752)
Total stockholders’ equity (deficit)								(232,878)
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)								50,682
Research and development	[3]							9,640		$ 5,878
Other operating expenses								14,002		5,476
Increase (decrease) to loss before income tax								(117,973)		(113,778)
Research and development	[3]							9,640		5,878
Depreciation expense	[3]							10,825		3,182
Other operating expenses								14,002		5,476
Loss before income tax								(117,973)		(113,778)
General and administrative expenses	[1],[2]							36,649		8,127
Finance costs, net	[2],[4]							(11,769)		(22)
Other income, net	[2]							1,067		597
Total non-current								1,908
Change in fair value of financial instruments	[4]							(42,102)		(84,224)
Loss on extinguishment of debt	[4]							3,576		(7,466)
Net loss								$ (117,741)		$ (113,926)
Basic weighted-average common shares outstanding (in shares)	[5]							16,655,634		16,029,826
Basic loss per share for the period attributable to common stockholders (in dollars per share)	[5]							$ (7.07)		$ (7.11)
Diluted loss per share for the period attributable to common stockholders (in dollars per share)	[5]							$ (7.07)		$ (7.11)
Revision of Prior Period, Adjustment [Member]
Revenue								$ 0		$ 0
Cost of sales								0		0
General administrative expenses	[1],[2]							(9)		(124)
Research and development	[3]							(4)		46
Depreciation expense	[3]							(97)		(151)
Other operating expenses, net								0		(27)
Total costs and expenses								(110)		(256)
Operating loss								110		256
Finance costs, net	[2],[4]							2,031		57
Change in fair value of financial instruments	[4]							60,085		93,861
Gain (loss) on extinguishment of debt	[4]							(40,792)		(1,774)
Other income (expense), net	[2]							2		(3)
Total other income (expense), net								21,326		92,141
Loss before income tax								21,436		92,397
Income tax								(0)		(0)
Net loss available to common stockholders								21,436		92,397
Foreign currency translation loss, net of tax								0		0
Comprehensive loss								$ 21,436		$ 92,397
Basic loss for the period attributable to common stockholders (in dollars per share)	[5]							$ 1.29		$ 5.76
Basic weighted-average common shares outstanding (in shares)	[5]							0		0
Diluted loss for the period attributable to common stockholders (in dollars per share)	[5]							$ 1.29		$ 5.76
Diluted weighted-average common shares outstanding (in shares)	[5]							0		0
Cash and cash equivalents								$ 0
Accounts receivable, net of allowance of $3,317 and $3,237, respectively								0
Prepaid expenses and other current assets								0
Total current assets								0
Property and equipment, net								(1,056)
Operating lease right-of-use assets								292
Deferred income tax assets								0
Other non-current assets								0
Total assets								(764)
Accounts payable								0
Debt								(137,716)
Warrant liabilities								143,237
Operating lease liabilities								94
Contract liabilities								0
Accrued expenses and other liabilities								0
Total current liabilities								5,615
Operating lease liabilities								175
Contract liabilities								0
Other non-current liabilities								0
Total liabilities								5,790
Redeemable preferred stock								21,306
Treasury stock, at cost: 516,123 shares at September 30, 2023, and 516,123 shares at December 31, 2022								0
Additional paid-in capital								(139,438)
Accumulated other comprehensive loss								0
Accumulated deficit								111,578
Total stockholders’ equity (deficit)								(27,860)
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)								(764)
Research and development	[3]							(4)		$ 46
Other operating expenses								0		(27)
Increase (decrease) to loss before income tax								21,436		92,397
Research and development	[3]							(4)		46
Depreciation expense	[3]							(97)		(151)
Other operating expenses								0		(27)
Loss before income tax								21,436		92,397
General and administrative expenses	[1],[2]							(9)		(124)
Finance costs, net	[2],[4]							2,031		57
Other income, net	[2]							2		(3)
Total non-current								175
Change in fair value of financial instruments	[4]							60,085		93,861
Loss on extinguishment of debt	[4]							(40,792)		(1,774)
Net loss								$ 21,436		$ 92,397
Basic weighted-average common shares outstanding (in shares)	[5]							0		0
Basic loss per share for the period attributable to common stockholders (in dollars per share)	[5]							$ 1.29		$ 5.76
Diluted loss per share for the period attributable to common stockholders (in dollars per share)	[5]							$ 1.29		$ 5.76
Revision of Prior Period, Adjustment [Member] | I F R S Impact on Share Based Compensation [Member]
Research and development								$ 0		$ (89)
Other operating expenses, net								0		(27)
Loss before income tax								(80)		(252)
Additional paid-in capital								542
Accumulated deficit								(542)
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)								0
General and administrative expenses								(80)		(136)
Research and development								0		(89)
Other operating expenses								0		(27)
Increase (decrease) to loss before income tax								(80)		(252)
Research and development								0		(89)
Other operating expenses								0		(27)
Loss before income tax								(80)		(252)
Revision of Prior Period, Adjustment [Member] | I F R S Impact on Research and Development [Member]
Research and development								(4)		135
Depreciation expense								(97)		(151)
Other operating expenses, net								0		0
Loss before income tax								(101)		(16)
Property and equipment, net								(1,056)
Total assets								(1,056)
Accumulated deficit								(1,056)
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)								(1,056)
Research and development								(4)		135
Other operating expenses								0		0
Increase (decrease) to loss before income tax								(101)		(16)
Research and development								(4)		135
Depreciation expense								(97)		(151)
Other operating expenses								0		0
Loss before income tax								(101)		(16)
Revision of Prior Period, Adjustment [Member] | I F R S Impact on Leases [Member]
General administrative expenses								71		12
Finance costs, net								(49)		(57)
Other income (expense), net								(2)		3
Loss before income tax								20		(42)
Operating lease right-of-use assets								292
Total assets								292
Operating lease liabilities								175
Accumulated deficit								23
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)								292
Increase (decrease) to loss before income tax								20		(42)
Loss before income tax								20		(42)
General and administrative expenses								71		12
Finance costs, net								(49)		(57)
Other income, net								(2)		3
Operating lease liabilities								94
Total non-current								175
Revision of Prior Period, Adjustment [Member] | I F R S Impact on Financial Instruments [Member]
Finance costs, net								(1,982)		0
Change in fair value of financial instruments								(60,085)		(93,861)
Gain (loss) on extinguishment of debt								40,792		1,774
Loss before income tax								(21,275)		(92,087)
Debt								(137,716)
Warrant liabilities								143,237
Redeemable preferred stock								21,306
Additional paid-in capital								(139,980)
Accumulated deficit								113,153
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)								0
Increase (decrease) to loss before income tax								(21,275)		(92,087)
Loss before income tax								(21,275)		(92,087)
Finance costs, net								(1,982)		0
Change in fair value of financial instruments								(60,085)		(93,861)
Loss on extinguishment of debt								40,792		1,774
Revision of Prior Period, Adjustment [Member] | I F R S Impact on Earnings Per Share [Member]
Net loss available to common stockholders								$ (96,305)		$ (21,529)
Basic loss for the period attributable to common stockholders (in dollars per share)								$ (5.78)		$ (1.34)
Basic weighted-average common shares outstanding (in shares)								16,655,634		16,029,826
Diluted loss for the period attributable to common stockholders (in dollars per share)								$ (5.78)		$ (1.34)
Net loss								$ (96,305)		$ (21,529)
Basic weighted-average common shares outstanding (in shares)								16,655,634		16,029,826
Basic loss per share for the period attributable to common stockholders (in dollars per share)								$ (5.78)		$ (1.34)
Dilutive numerator								$ (96,305)		$ (21,529)
Diluted weighted-average common shares outstanding (in shares)								16,655,634		16,029,826
Diluted loss per share for the period attributable to common stockholders (in dollars per share)								$ (5.78)		$ (1.34)

[1]	Certain awards granted by us have a service inception date preceding the grant date. Under IFRS, this resulted in the recognition of stock-based compensation expense prior to the grant date. Under U.S. GAAP, the stock-based compensation expense shall not be recognized until authorization at the grant date.
[2]	Under IFRS, all recognized leases are accounted for similarly to finance leases. Under U.S. GAAP, there is a dual classification on-balance sheet lease accounting model for lessees: finance and operating leases. Operating leases create a straight-line expense, and no interest expense is recognized on the lease liability.
[3]	Under IFRS, certain development expenditures may be capitalized. Under U.S. GAAP, all of our costs relating to R&D activities are expensed as incurred.
[4]	Under IFRS, the redeemable Series X preferred shares and convertible notes contained conversion features that resulted in a bifurcated derivative component with changes in fair value recognized as gain or (loss). Under U.S. GAAP, the conversion features did not result in a material bifurcated embedded derivative, resulting in the elimination of the change in fair value of financial instruments, reduction in interest expense and preferred dividends expense, and increase in the gain (loss) on extinguishment of debt. Under IFRS, it was determined that the redeemable Series X preferred shares should be classified as a liability since there is a contractual obligation to deliver cash or another financial asset and certain conversion events being beyond our control. Under U.S. GAAP, it was determined that the redeemable Series X preferred shares should be classified as mezzanine equity since the shares are redeemable based on events outside of our control. Under IFRS, it was determined that the Columbia Warrant should be classified as equity since settlement would only occur by exchanging a fixed amount of cash for a fixed number of our own equity instruments. Changes in fair value are not recognized. Under U.S. GAAP, it was determined that the Columbia Warrant should be classified as a liability since the number and type of shares received could be different pre- and post- Merger. The Columbia Warrant is recorded at fair value with changes recognized in the Consolidated Statement of Operations and Comprehensive Loss. Additionally, the resulting gain (loss) on extinguishment of the amended convertible notes differed under IFRS versus U.S. GAAP.
[5]	The change in net loss in the adoption of U.S. GAAP as described in items a-d above impacted net loss per share as follows:
[6]	After applying the 3.3028 Exchange Ratio as described in Note 4 (Reverse Recapitalization).